Costs of Sales (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Costs of Sales
Costs of stream sales	$ 30.3	$ 25.9	$ 63.7	$ 56.0
Mineral production taxes	0.8	0.7	1.4	1.2
Mining costs of sales	31.1	26.6	65.1	57.2
Energy costs of sales	2.4	2.5	6.9	5.5
Total costs of sales	$ 33.5	$ 29.1	$ 72.0	$ 62.7